Share Capital and Reserves (Details) - Schedule of Incentive Stock Options Outstanding	6 Months Ended
Jun. 30, 2023 $ / shares shares
Share Capital and Reserves (Details) - Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding | shares	494,083
Exercise Price | $ / shares	$ 9.83
Weighted Average Remaining Life (years)	4 years 3 months 21 days
September 4, 2023 [Member]
Share Capital and Reserves (Details) - Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding | shares	521
Exercise Price | $ / shares	$ 44.55
Weighted Average Remaining Life (years)	2 months 1 day
April 2, 2024 [Member]
Share Capital and Reserves (Details) - Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding | shares	6,877
Exercise Price | $ / shares	$ 37.8
Weighted Average Remaining Life (years)	9 months
June 27, 2024 [Member]
Share Capital and Reserves (Details) - Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding | shares	417
Exercise Price | $ / shares	$ 38.4
Weighted Average Remaining Life (years)	1 year
September 27, 2024 [Member]
Share Capital and Reserves (Details) - Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding | shares	15,418
Exercise Price | $ / shares	$ 67.95
Weighted Average Remaining Life (years)	1 year 3 months
October 22, 2024 [Member]
Share Capital and Reserves (Details) - Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding | shares	834
Exercise Price | $ / shares	$ 60.45
Weighted Average Remaining Life (years)	1 year 3 months 29 days
July 24, 2025 [Member]
Share Capital and Reserves (Details) - Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding | shares	8,873
Exercise Price | $ / shares	$ 44.7
Weighted Average Remaining Life (years)	2 years 29 days
July 31, 2025 [Member]
Share Capital and Reserves (Details) - Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding | shares	8,761
Exercise Price | $ / shares	$ 44.7
Weighted Average Remaining Life (years)	2 years 29 days
August 10, 2025 [Member]
Share Capital and Reserves (Details) - Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding | shares	833
Exercise Price | $ / shares	$ 44.7
Weighted Average Remaining Life (years)	2 years 2 months 1 day
June 1, 2026 [Member]
Share Capital and Reserves (Details) - Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding | shares	3,788
Exercise Price | $ / shares	$ 105.6
Weighted Average Remaining Life (years)	2 years 11 months 1 day
June 29, 2026 [Member]
Share Capital and Reserves (Details) - Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding | shares	700
Exercise Price | $ / shares	$ 84.75
Weighted Average Remaining Life (years)	3 years
August 19, 2026 [Member]
Share Capital and Reserves (Details) - Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding | shares	24,071
Exercise Price | $ / shares	$ 63
Weighted Average Remaining Life (years)	3 years 2 months 1 day
May 10, 2027 [Member]
Share Capital and Reserves (Details) - Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding | shares	300
Exercise Price | $ / shares	$ 11.85
Weighted Average Remaining Life (years)	3 years 11 months 1 day
August 17, 2027 [Member]
Share Capital and Reserves (Details) - Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding | shares	52,387
Exercise Price | $ / shares	$ 6
Weighted Average Remaining Life (years)	4 years 2 months 1 day
September 20, 2027 [Member]
Share Capital and Reserves (Details) - Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding | shares	2,240
Exercise Price | $ / shares	$ 3.45
Weighted Average Remaining Life (years)	4 years 3 months
February 13, 2028 [Member]
Share Capital and Reserves (Details) - Schedule of Incentive Stock Options Outstanding [Line Items]
Options Outstanding | shares	368,063
Exercise Price | $ / shares	$ 0.9
Weighted Average Remaining Life (years)	4 years 9 months